Tax	12 Months Ended
Dec. 31, 2017
Tax [Abstract]
Disclosure of tax effects for the company explanatory
Note 14 - Tax

The Company is a foreign corporation that is not subject to United States federal income taxes.  Further, the Company is not subject to income taxes imposed by the Marshall Islands, the country in which it is incorporated.  The Norwegian management company, DHT Management AS, is subject to income taxation in Norway and the subsidiary in Singapore, DHT Ship Management Pte Ltd, is subject to income taxation in Singapore.  The tax effects for the Companies are disclosed below.

Specification of income tax:
(Dollars in thousands)	2017	2016	2015
Income tax payable	$132	$100	$119
Tax expenses related to previous year	8	(10)	3
Change in deferred tax	(8)	4	7
Total income tax expense	$131	$95	$128

Specification of temporary differences and deferred tax:
	December 31,	December 31,	December 31,
(Dollars in thousands)	2017	2016	2015
Property, plant and equipment	$(164)	$(89)	$(74)
Pensions	(425)	(225)	(196)
Total basis for deferred tax	(590)	(314)	(270)
Deferred tax liability 1) 2)	$(136)	$(75)	$(68)
1)Due to materiality, not recognized on a separate line in the statements of financial position
2) The general income tax rate is reduced from 24% to 23%, effective from fiscal year 2018, reduced from 25% to 24%, effective from fiscal year 2017 and reduced from 27% to 25%, effective from fiscal year 2016.

Reconciliation of effective tax rate:
(Dollars in thousands)	2017	2016	2015
Profit/(loss) before income tax	$6,733	$9,354	$105,430
Expected income tax assessed at the tax rate for the Parent company (0%)	-	-	-
Adjusted for tax effect of the following items:
Income in subsidiary, subject to income tax	131	95	128
Total income tax expense	$131	$95	$128

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